BUSINESS COMBINATIONS - Additional Information (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jul. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 10, 2020	Aug. 14, 2020
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%			100.00%	100.00%
Interest expense		$ 5,625	$ 8,876
Little Havana, LLC
Business Acquisition [Line Items]
Percentage of controlling financial interest acquired	100.00%
Purchase price	$ 3,015,700
Promissory note executed by the Company included in purchase price	$ 450,000
Interest rate per annum	5.00%
Revenue since acquisition	$ 1,500,000
Net loss since acquisition	$ 500,000